VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS: 97.9%
Australia : 1.9%
Buckeye Partners LP
4.12%, 12/01/27 $ 22,699 $ 22,453,982
5.60%, 10/15/44 17,074 15,470,526
5.85%, 11/15/43 22,613 21,225,426
59,149,934
Canada : 5.5%
Bombardier, Inc. 144A
7.45%, 05/01/34 28,988 32,488,011
Methanex Corp.
5.25%, 12/15/29 † 39,824 40,073,497
5.65%, 12/01/44 17,093 15,403,422
Rogers Communications,
Inc. 144A
5.25% (US Treasury
Yield Curve Rate T 5
Year+3.59%), 03/15/82
(a) 42,612 42,590,660
TransAlta Corp.
6.50%, 03/15/40 17,108 17,193,711
Wilton RE Ltd. 144A
6.00% (US Treasury
Yield Curve Rate T 5
Year+5.27%), 10/22/30
(o)(a) 22,779 22,721,449
170,470,750
Germany : 2.0%
Dresdner Funding Trust I
144A
8.15%, 06/30/31 56,679 62,523,427
Underline
Ireland : 2.7%
Aptiv Swiss Holdings Ltd.
6.88% (US Treasury
Yield Curve Rate T 5
Year+3.38%), 12/15/54
†(a) 28,435 29,717,362
Perrigo Finance Unlimited
Co.
4.90%, 12/15/44 † 17,189 13,563,254
5.15%, 06/15/30 42,550 41,302,319
84,582,935
Italy : 3.9%
Telecom Italia Capital SA
6.00%, 09/30/34 28,351 29,078,373
6.38%, 11/15/33 28,375 29,796,190
7.20%, 07/18/36 28,366 30,781,167
7.72%, 06/04/38 28,410 31,772,608
121,428,338
Japan : 6.6%
Nissan Motor Co. Ltd. 144A
4.34%, 09/17/27 106,603 105,538,134
4.81%, 09/17/30 106,625 100,754,754
206,292,888
Luxembourg : 0.3%
SES SA 144A
5.30%, 04/04/43 14,000 11,033,212
Underline
Par
(000’s) Value
United Kingdom : 3.8%
Vodafone Group PLC
7.00% (USD Swap Semi
30/360 5 Year+4.87%),
04/04/79 (a) $ 113,741 $ 120,001,987
Underline
United States : 71.2%
Advance Auto Parts, Inc.
1.75%, 10/01/27 19,864 18,899,823
3.50%, 03/15/32 19,835 17,153,473
3.90%, 04/15/30 † 28,345 26,210,729
5.95%, 03/09/28 † 17,029 17,441,647
Bath & Body Works, Inc.
6.95%, 03/01/33 16,202 16,165,784
BlackRock TCP Capital Corp.
6.95%, 05/30/29 † 18,425 18,254,925
Brandywine Operating
Partnership LP
3.95%, 11/15/27 25,525 25,050,758
4.55%, 10/01/29 † 19,857 18,915,838
8.30%, 03/15/28 19,869 21,057,226
Celanese US Holdings LLC
6.85%, 11/15/28 42,422 44,562,699
7.05%, 11/15/30 56,861 60,198,798
7.17%, 07/15/27 31,492 32,652,921
7.20%, 11/15/33 † 56,847 60,174,369
7.33%, 07/15/29 42,648 44,868,681
7.38%, 07/15/32 56,850 59,359,075
Crane NXT Co.
4.20%, 03/15/48 20,013 13,008,020
Diversified Healthcare Trust
4.75%, 02/15/28 28,440 27,467,978
DPL LLC/Ohio
4.35%, 04/15/29 22,750 22,499,472
Embarq LLC
8.00%, 06/01/36 † 68,580 27,089,100
Entegris, Inc. 144A
4.75%, 04/15/29 90,969 90,960,722
Fluor Corp.
4.25%, 09/15/28 28,780 28,593,934
FMC Corp.
3.45%, 10/01/29 28,447 25,560,505
4.50%, 10/01/49 28,378 17,733,495
5.65%, 05/18/33 † 28,372 25,121,214
6.38%, 05/18/53 † 28,360 21,496,241
HB Fuller Co.
4.00%, 02/15/27 15,000 14,834,085
Hudson Pacific Properties LP
3.25%, 01/15/30 † 22,705 19,280,927
3.95%, 11/01/27 22,698 21,833,839
4.65%, 04/01/29 † 28,352 26,010,612
5.95%, 02/15/28 † 19,904 19,590,890
Huntsman International LLC
2.95%, 06/15/31 22,766 19,443,054
4.50%, 05/01/29 42,648 41,050,115
5.70%, 10/15/34 † 19,871 18,579,250
Kohl's Corp.
5.12%, 05/01/31 † 24,238 20,769,709
5.55%, 07/17/45 24,182 16,318,312

VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
United States (continued)
Lumen Technologies, Inc.
7.60%, 09/15/39 † $ 19,865 $ 19,616,688
Macy's Retail Holdings LLC
4.30%, 02/15/43 14,200 10,314,465
4.50%, 12/15/34 20,813 18,764,416
5.12%, 01/15/42 14,216 11,711,555
Murphy Oil Corp.
5.88%, 12/01/42 † 19,271 16,899,216
Navient Corp.
5.62%, 08/01/33 † 32,877 28,723,751
Newell Brands, Inc.
7.38%, 04/01/36 † 23,828 23,078,471
7.50%, 04/01/46 37,810 31,970,125
Nissan Motor Acceptance
Co. LLC 144A
2.45%, 09/15/28 14,955 13,921,332
2.75%, 03/09/28 25,562 24,382,053
5.30%, 09/13/27 † 17,074 17,163,004
5.55%, 09/13/29 12,775 12,743,972
7.05%, 09/15/28 † 29,873 30,998,434
Nordstrom, Inc.
4.00%, 03/15/27 19,876 19,738,500
4.25%, 08/01/31 23,653 21,894,969
4.38%, 04/01/30 † 28,396 27,137,208
5.00%, 01/15/44 54,594 40,818,514
6.95%, 03/15/28 17,027 17,635,783
Oceaneering International,
Inc.
6.00%, 02/01/28 16,552 16,827,823
PacifiCorp
7.38% (US Treasury
Yield Curve Rate T 5
Year+3.32%), 09/15/55
†(a) 48,367 49,806,354
Prospect Capital Corp.
3.44%, 10/15/28 † 15,970 14,212,853
Resorts World Las Vegas LLC
/ RWLV Capital, Inc. Reg S
4.62%, 04/16/29 56,960 52,008,610
4.62%, 04/06/31 19,950 17,110,732
Rockies Express Pipeline LLC
144A
4.80%, 05/15/30 19,867 19,591,788
4.95%, 07/15/29 31,295 31,220,142
6.88%, 04/15/40 28,360 29,053,147
7.50%, 07/15/38 14,195 15,548,195
Safeway, Inc.
7.25%, 02/01/31 14,440 15,663,804
Sealed Air Corp. 144A
6.88%, 07/15/33 25,622 26,954,446
Service Properties Trust
3.95%, 01/15/28 † 22,745 21,541,264
4.38%, 02/15/30 † 22,725 19,689,540
4.95%, 10/01/29 † 24,150 21,320,192
SES AMERICOM, Inc. 144A
5.30%, 03/25/44 28,250 22,778,444
Tenet Healthcare Corp.
6.88%, 11/15/31 † 20,579 22,506,964
Par
(000’s) Value
United States (continued)
Transocean International
Ltd.
6.80%, 03/15/38 † $ 34,664 $ 31,172,489
7.50%, 04/15/31 † 22,441 22,128,150
Travel + Leisure Co.
6.00%, 04/01/27 22,761 23,111,989
United States Steel Corp.
6.65%, 06/01/37 15,640 16,477,929
VF Corp.
2.80%, 04/23/27 28,369 27,692,975
2.95%, 04/23/30 42,650 38,941,941
6.00%, 10/15/33 † 15,675 15,790,180
6.45%, 11/01/37 16,294 15,818,108
Vornado Realty LP
3.40%, 06/01/31 19,937 18,192,480
Warnermedia Holdings, Inc.
4.28%, 03/15/32 16,615 13,858,572
Whirlpool Corp.
2.40%, 05/15/31 17,025 14,284,901
4.50%, 06/01/46 28,367 20,601,250
4.60%, 05/15/50 † 28,371 20,571,775
4.70%, 05/14/32 17,065 15,549,176
4.75%, 02/26/29 39,816 39,334,776
5.15%, 03/01/43 14,198 11,597,443
5.50%, 03/01/33 † 17,025 15,968,405
5.75%, 03/01/34 † 17,015 16,033,888
Xerox Corp.
4.80%, 03/01/35 14,000 3,848,477
6.75%, 12/15/39 19,500 6,126,533
XPO CNW, Inc.
6.70%, 05/01/34 17,048 18,188,136
Yum! Brands, Inc.
5.35%, 11/01/43 15,641 15,240,209
6.88%, 11/15/37 18,481 20,384,284
2,222,469,040
Total Corporate Bonds
(Cost: $3,056,250,917) 3,057,952,511
Total Investments: 97.9%
(Cost: $3,056,250,917) 3,057,952,511
Other assets less liabilities: 2.1% 64,151,830
NET ASSETS: 100.0% $ 3,122,104,341

FootnoteRuleAboveBlank
Footnotes:
Definitions:
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $348,654,143.
(a) Variable rate security — the rate shown is as of 01/31/26
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $712,965,326, or 22.8% of net assets.
The summary of inputs used to value the Fund's investments as of January 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds
 *
$ — $ 3,057,952,511 $ — $ 3,057,952,511
*
See Schedule of Investments for geographic regions.